TRADE AND OTHER PAYABLES (Details) - CAD ($)	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Trade payables	$ 32,380	$ 63,279
Accrued liabilities	75,101	66,000
Trade and other payables	$ 107,481	$ 129,279